Cover	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 04, 2022
Entity Registrant Name	Atlas Financial Holdings, Inc.
Entity Central Index Key	0001539894
Amendment Flag	false
Entity Incorporation, State or Country Code	E9
Entity File Number	000-54627
Entity Tax Identification Number	27-5466079
Entity Address, Address Line One	953 American Lane
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	847
Local Phone Number	472-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false